UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ₫ in Millions		6 Months Ended
		Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)
OPERATING ACTIVITIES
Net loss for the period		₫ (33,508,194)	$ (1,381,211,624)	₫ (27,773,382)	[1]
Adjustments:
Depreciation of property, plant and equipment		4,428,794	182,555,400	2,691,059	[1]
Amortization of intangible assets		179,358	7,393,157	120,231	[1]
Impairment of assets and changes in fair value of held for sale assets		1,446,312	59,617,148	862,561	[1]
Changes in operating lease right-of-use assets		929,984	38,334,048	570,103	[1]
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories		6,085,993	250,865,334	4,698,893	[1]
Deferred tax income		(9,809)	(404,328)	(40,537)	[1]
Unrealized foreign exchange losses		1,120,560	46,189,613	167,064	[1]
Net (gain)/losses on financial instruments at fair value through profit or loss		1,561,949	64,383,718	1,279,073	[1]
Change in amortized costs of financial instruments measured at amortized cost other than nominal interest		1,427,480	58,840,890	1,763,620	[1]
Losses on disposal and write-off of fixed assets		175,390	7,229,596
Share of (gains)/losses from equity investees		31,902	1,315,004	(10,922)	[1]
Share-based compensation expenses		71,953	2,965,911
Change in working capital:
Trade receivables and advance to suppliers, net investment in sales-type lease		841,435	34,684,048	4,342,402	[1]
Inventories		(3,982,884)	(164,174,938)	(5,892,715)	[1]
Trade payables, deferred revenue and other payables		(11,134)	(458,945)	215,936	[1]
Operating lease liabilities		(743,443)	(30,644,806)	(565,337)	[1]
Prepayments, other receivables and other assets		(334,866)	(13,803,215)	285,714	[1]
Net cash flows used in operating activities		(20,289,220)	(836,323,990)	(17,286,237)	[1]
INVESTING ACTIVITIES
Purchase of property, plant and equipment, and intangible assets		(7,407,648)	(305,344,106)	(14,633,149)	[1]
Proceeds from disposal of property, plant and equipment		14,171	584,130
Disbursement of bank deposit and loans		(4,332,754)	(178,596,620)	(10,480,000)	[1]
Collection of loans	[1]			11,157,900
Payment for acquisition of a subsidiary (net of cash held by entity being acquired)		(10,252)	(422,589)
Net proceeds from the disposal of a subsidiary		(20,000)	(824,402)
Payment for investments in equity investees	[1]			(1,039,033)
Receipt from government grants		921,365	37,978,772
Net cash flows used in investing activities		(10,835,118)	(446,624,815)	(14,994,282)	[1]
FINANCING ACTIVITIES
Deemed contribution from owners		16,994,659	700,521,805	1,127,000	[1]
Proceeds from borrowings		45,223,504	1,864,118,054	48,997,899	[1]
Cash received under a business cooperation contract	[1]			9,625,000
Cash payment under a business cooperation contract		(3,750,000)	(154,575,433)
Repayment of borrowings		(28,442,486)	(1,172,402,556)	(29,525,967)	[1]
Net cash flows from financing activities		30,025,677	1,237,661,871	30,223,932	[1]
Net decrease in cash and cash equivalents and restricted cash		(1,098,661)	(45,286,933)	(2,056,587)	[1]
Cash, cash equivalents and restricted cash at beginning of the period		4,858,767	200,278,937	4,361,631	[1]
Net foreign exchange differences		(78,343)	(3,229,308)	2,609	[1]
Cash, cash equivalents and restricted cash at end of the period		3,681,763	151,762,696	2,307,653	[1]
Supplement disclosures of non-cash activities
Debt conversion to equity	[1]			1,173,000
Non-cash property, plant and equipment additions		6,731,875	277,488,664	6,799,610	[1]
Establishment of right-of-use assets and lease liabilities at commencement dates		₫ 227,287	$ 9,368,796	₫ 2,973,362	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).